Derivative Liabilities (Details)	Dec. 31, 2025
Derivative Liabilities [Line Items]
Qualified financing	100.00%
Dividend Yield [Member]
Derivative Liabilities [Line Items]
Derivative liability measurement input	0
Volatility [Member]
Derivative Liabilities [Line Items]
Derivative liability measurement input	81.8
Risk Free Rate [Member] | Minimum [Member]
Derivative Liabilities [Line Items]
Derivative liability measurement input	3.69
Risk Free Rate [Member] | Maximum [Member]
Derivative Liabilities [Line Items]
Derivative liability measurement input	3.9
Estimated Term [Member] | Minimum [Member]
Derivative Liabilities [Line Items]
Derivative liability measurement input	1.4
Estimated Term [Member] | Maximum [Member]
Derivative Liabilities [Line Items]
Derivative liability measurement input	1.5